Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Trade Receivables
A summary of trade receivables, net, as of December 31, 2017 and 2016 is as follows (in millions):

	2017	2016
Trade receivables	1,687	1,591
Allowance for doubtful accounts	(63)	(41)
Total trade receivables, net	$1,624	$1,550

Schedule of Allowance for Doubtful Accounts
A summary roll forward of the allowance for doubtful accounts for 2017, 2016 and 2015 is as follows (in millions):

Allowance for doubtful accounts as of December 31, 2014	$(16)
Bad debt expense	(10)
Write-offs, net of recoveries	10
Allowance for doubtful accounts as of December 31, 2015	(16)
Bad debt expense	(29)
Write-offs, net of recoveries	4
Allowance for doubtful accounts as of December 31, 2016	(41)
Bad debt expense	(26)
Write-offs, net of recoveries	4
Allowance for doubtful accounts as of December 31, 2017	$(63)

Schedule of Net Earnings Per Share
Net earnings and earnings per share for the years ended December 31, 2017, 2016 and 2015 are as follows (in millions, except per share data):

	Year ended December 31,
	2017	2016	2015
Earnings from continuing operations attributable to FIS, net of tax	$1,261	$524	$631
Earnings (loss) from discontinued operations attributable to FIS, net of tax	—	1	(7)
Net earnings attributable to FIS common stockholders	$1,261	$525	$624
Weighted average shares outstanding — basic	330	326	285
Plus: Common stock equivalent shares	6	4	4
Weighted average shares outstanding — diluted	336	330	289
Net earnings per share — basic from continuing operations attributable to FIS common stockholders	$3.82	$1.61	$2.21
Net earnings (loss) per share — basic from discontinued operations attributable to FIS common stockholders	—	—	(0.03)
Net earnings per share — basic attributable to FIS common stockholders *	$3.82	$1.61	$2.19
Net earnings per share — diluted from continuing operations attributable to FIS common stockholders	$3.75	$1.59	$2.18
Net earnings (loss) per share — diluted from discontinued operations attributable to FIS common stockholders	—	—	(0.03)
Net earnings per share — diluted attributable to FIS common stockholders *	$3.75	$1.59	$2.16

* Amounts may not sum due to rounding.